UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-02258

Eaton Vance Series Trust II
(Exact name of registrant as specified in charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts			02109
(Address of principal executive offices)			(Zip code)

Alan R. Dynner The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(617) 482-8260

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2005

Item 1. Reports to Stockholders

Semiannual Report April 30, 2005

EATON VANCE
INCOME
FUND
OF
BOSTON

IMPORTANT NOTICES REGARDING PRIVACY,
DELIVERY OF SHAREHOLDER DOCUMENTS,
PORTFOLIO HOLDINGS AND PROXY VOTING

Privacy. The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy ("Privacy Policy") with respect to nonpublic personal information about its customers:

•  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.

•  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer's account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.

•  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.

•  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer's account (i.e. fund shares) is held in the name of a third-party financial adviser/ broker-dealer, it is likely that only such adviser's privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance's Privacy Policy, please call 1-800-262-1122.

Delivery of Shareholder Documents. The Securities and Exchange Commission permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called "householding" and it helps eliminate duplicate mailings to shareholders.

Eaton Vance, or your financial adviser, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial adviser, otherwise.

If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-262-1122, or contact your financial adviser.

Your instructions that householding not apply to delivery of your Eaton Vance documents will be effective within 30 days of receipt by Eaton Vance or your financial adviser.

Portfolio Holdings. Each Eaton Vance Fund and Portfolio will file a schedule of its portfolio holdings on Form N-Q with the SEC for the first and third quarters of each fiscal year. The Form N-Q will be available on the Eaton Vance website www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC's website at www.sec.gov. Form N-Q may also be reviewed and copied at the SEC's public reference room in Washington, D.C. (call 1-800-732-0330 for information on the operation of the public reference room).

Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds' and Portfolios' Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to Portfolio securities during the most recent 12 month period ended June 30, without charge, upon request, by calling 1-800-262-1122. This description is also available on the SEC's website at www.sec.gov.

Eaton Vance Income Fund of Boston as of April 30, 2005

INVESTMENT UPDATE

The Fund

Performance for the Past Six Months

•                  The Fund’s Class A shares had a total return of 1.09% during the six months ended April 30, 2005.(1) This return resulted from a decrease in net asset value per share (NAV) to $6.27 on April 30, 2005 from $6.44 on October 31, 2004, and the reinvestment of $0.244 in dividends.

•                  The Fund’s Class B shares had a total return of 0.76% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $10.85 on April 30, 2005 from $11.14 on October 31, 2004, and the reinvestment of $0.381 in dividends.

•                  The Fund’s Class C shares had a total return of 0.68% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $10.90 on April 30, 2005 from $11.20 on October 31, 2004, and the reinvestment of $0.383 in dividends.

•                  The Fund’s Class I shares had a total return of 1.26% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $7.47 on April 30, 2005 from $7.67 on October 31, 2004, and the reinvestment of $0.301 in dividends.

•                  The Fund’s Class R shares had a total return of 0.91% during the six months ended April 30, 2005.(1) This return resulted from a decrease in NAV to $9.72 on April 30, 2005 from $9.99 on October 31, 2004, and the reinvestment of $0.367 in dividends.

•                  In comparison, the Merrill Lynch U.S. High Yield Master II Index – an unmanaged index of below investment-grade U.S. dollar-denominated corporate bonds publicly issued in the U.S. domestic market – had a return of 0.00% during the period from October 31, 2004 through April 30, 2005.(2)

•                  Based on the Fund’s most recent dividends and NAVs on April 30, 2005 of $6.27 per share for Class A, $10.85 for Class B, $10.90 for Class C, $7.47 for Class I and $9.72 for Class R, the Fund’s distribution rates were 7.81%, 7.03%, 7.04%, 8.09% and 7.56%, respectively.(3) The SEC 30-day yields for Class A, Class B, Class C, Class I and Class R shares were 6.87%, 6.45%, 6.45%, 7.48% and 6.97%, respectively.(4)

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Recent Fund Developments

•                  The high-yield market performed strongly in late 2004 and early 2005, characterized by strong new issuances, low default rates and narrowing credit spreads – as low as 290 basis points (2.90%) over Treasuries. Market sentiment weakened in March, amid a decline in the Treasury market, rumors of an imminent ratings downgrade in Ford and General Motors bonds and increasing concerns about the state of the economy. As a result, spreads rose back to around 425 basis points (4.25%) at April 30, 2005.

•                  Management positioned the Portfolio defensively during the six months ended April 30, 2005. This strategy included maintaining a shorter duration – 3.3 years at April 30, 2005 – and avoiding the more speculative segments of the high-yield market – bonds with less stringent credit standards. The Portfolio focused on 2- and 3-year bonds and issues nearing their call dates – a strategy that shortened duration and insulated the Portfolio somewhat from interest rate increases and widening credit spreads. From a sector standpoint, the Portfolio emphasized high-coupon issues in non-cyclical areas and companies with excellent liquidity.

•                  The Fund’s performance was helped by the Portfolio’s overweighting in the non-automotive transportation and wireless telecom sectors. Selected transportation segments fared well, including shipping, railway components and transport services for the energy industry. Wireless service providers continued to generate impressive cash flow from expanding subscriber bases. Having completed the construction of their networks, many companies have lower prospective borrowing needs and have thus managed to improve their balance sheets in the past year.

•                  No particular sector in the Portfolio dramatically underperformed during the period. However, the Fund’s performance was constrained somewhat by the Portfolio’s underweighting in the home building sector, an area that fared especially well during the period due to relatively low interest rates and continuing strong demand among home builders.

The views expressed throughout this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based upon market or other conditions, and the investment adviser disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund are based on many factors, may not be relied on as an indication of trading intent on behalf of any Eaton Vance fund.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

(1)       These returns do not include the 4.75% maximum sales charge for the Fund’s Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B shares and Class C shares. If the sales charge was deducted, performance would be reduced. Class I and Class R have no sales charge.

(2)       It is not possible to invest directly in an Index. The Index’s total return does not reflect the commissions or expenses that would have been incurred if an investor individually purchased or sold the securities represented in the Index.

(3)       The Fund’s distribution rate represents actual distributions paid to shareholders and is calculated daily by dividing the last distribution per share (annualized) by the net asset value.

(4)       The Fund’s SEC yield is calculated by dividing the net investment income per share for the 30-day period by the offering price at the end of the period and annualizing the result.

Eaton Vance Income Fund of Boston as of April 30, 2005

PERFORMANCE

Performance(1)	Class A	Class B	Class C	Class I	Class R
Average Annual Total Returns (at net asset value)
One Year	5.87%	5.20%	5.21%	6.23%	5.58%
Five Years	4.65	N.A.	N.A.	4.91	N.A.
Ten Years	7.81	N.A.	N.A.	N.A.	N.A.
Life of Fund†	9.30	11.56	11.76	5.33	5.74
SEC Average Annual Total Returns (including sales charge or applicable CDSC)
One Year	0.84%	0.31%	4.24%	6.23%	5.58%
Five Years	3.64	N.A.	N.A.	4.91	N.A.
Ten Years	7.29	N.A.	N.A.	N.A.	N.A.
Life of Fund†	9.14	10.41	11.76	5.33	5.74

† Inception Dates – Class A: 6/15/72; Class B: 6/20/02; Class C: 6/21/02; Class I: 7/1/99; Class R: 1/5/04

(1)       Average annual total returns at net asset value do not include the 4.75% maximum sales charge for Class A shares or the applicable contingent deferred sales charges (CDSC) for Class B or Class C shares. If the sales charge was deducted, performance would be reduced. Class I and Class R shares do not have a sales charge. SEC returns for Class A reflect the maximum 4.75% sales charge. SEC returns for Class B reflect applicable CDSC based on the following schedule: 5% - 1st and 2nd years; 4% - 3rd year; 3% - 4th year; 2% - 5th year; 1% - 6th year. SEC 1-Year return for Class C reflects 1% CDSC. Class A, Class I and Class R shares redeemed or exchanged within three months of settlement of purchase are subject to a 1% redemption fee.

Past performance is no guarantee of future results. Returns are historical and are calculated by determining the percentage change in net asset value or offering price (as applicable) with all distributions reinvested. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Performance is for the stated time period only; due to market volatility, the Fund’s current performance may be lower or higher than the quoted return. For performance as of the most recent month end, please refer to www.eatonvance.com.

Portfolio Credit Quality Ratings(2)

(2)          Credit Quality ratings are those provided by Standard & Poor’s, a nationally recognized bond rating service. Ratings are shown as a percentage of the Portfolio’s total investments as of April 30, 2005. Portfolio statistics may not be representative of the Portfolio’s current or future investments and are subject to change due to active management.

Eaton Vance Income Fund of Boston as of April 30, 2005

FUND EXPENSES

Example: As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees (if applicable); and (2) ongoing costs, including management fees; distribution or service fees; and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2004 – April 30, 2005).

Actual Expenses: The first section of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes: The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the actual return of the Fund. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees (if applicable). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Eaton Vance Income Fund of Boston

	Beginning Account Value	Ending Account Value	Expenses Paid During Period*
	(11/1/04)	(4/30/05)	(11/1/04 – 4/30/05)

Actual
Class A	$1,000.00	$1,010.90	$5.33
Class B	$1,000.00	$1,007.60	$9.06
Class C	$1,000.00	$1,006.80	$9.06
Class I	$1,000.00	$1,012.60	$4.09
Class R	$1,000.00	$1,009.10	$6.58

Hypothetical
(5% return before expenses)
Class A	$1,000.00	$1,019.50	$5.36
Class B	$1,000.00	$1,015.80	$9.10
Class C	$1,000.00	$1,015.80	$9.10
Class I	$1,000.00	$1,020.70	$4.11
Class R	$1,000.00	$1,018.20	$6.61

*                 Expenses are equal to the Fund’s annualized expense ratio of 1.07% for Class A shares, 1.82% for Class B shares, 1.82% for Class C shares, 0.82% for Class I shares and 1.32% for Class R shares, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period). The example assumes that the $1,000 was invested at the net asset value per share determined at the close of business on October 31, 2004. The Example reflects the expenses of both the Fund and the Portfolio.

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investment in Boston Income Portfolio, at value (identified cost, $1,620,113,677)	$1,657,314,916
Receivable for Fund shares sold	3,012,441
Total assets	$1,660,327,357
Liabilities
Payable for Fund shares redeemed	$7,745,518
Dividends payable	3,925,966
Payable to affiliate for distribution and service fees	318,493
Payable to affiliate for Trustees' fees	1,217
Accrued expenses	497,448
Total liabilities	$12,488,642
Net Assets	$1,647,838,715
Sources of Net Assets
Paid-in capital	$1,810,431,424
Accumulated net realized loss from Portfolio (computed on the basis of identified cost)	(187,543,998)
Accumulated distributions in excess of net investment income	(12,249,950)
Net unrealized appreciation from Portfolio (computed on the basis of identified cost)	37,201,239
Total	$1,647,838,715
Class A Shares
Net Assets	$1,224,121,416
Shares Outstanding	195,173,985
Net Asset Value and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$6.27
Maximum Offering Price Per Share (100 ÷ 95.25 of $6.27)	$6.58
Class B Shares
Net Assets	$198,266,971
Shares Outstanding	18,281,609
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$10.85
Class C Shares
Net Assets	$188,357,996
Shares Outstanding	17,281,335
Net Asset Value, Offering Price and Redemption Price Per Share (Note 6) (net assets ÷ shares of beneficial interest outstanding)	$10.90
Class I Shares
Net Assets	$35,943,892
Shares Outstanding	4,814,204
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$7.47
Class R Shares
Net Assets	$1,148,440
Shares Outstanding	118,098
Net Asset Value, Offering Price and Redemption Price Per Share (net assets ÷ shares of beneficial interest outstanding)	$9.72
On sales of $25,000 or more, the offering price of Class A shares is reduced.

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest and other income allocated from Portfolio	$70,935,379
Dividends allocated from Portfolio	244,469
Expenses allocated from Portfolio	(5,782,384)
Net investment income from Portfolio	$65,397,464
Expenses
Trustees' fees and expenses	$2,303
Distribution and service fees Class A	1,611,372
Class B	1,025,108
Class C	1,024,004
Class R	1,780
Transfer and dividend disbursing agent fees	1,050,717
Printing and postage	193,978
Registration fees	57,349
Legal and accounting services	39,959
Custodian fee	26,220
Miscellaneous	27,062
Total expenses	$5,059,852
Net investment income	$60,337,612
Realized and Unrealized Gain (Loss) from Portfolio
Net realized gain (loss) - Investment transactions (identified cost basis)	$15,360,285
Foreign currency and forward foreign currency exchange contract transactions	(197,320)
Net realized gain	$15,162,965
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(56,589,539)
Foreign currency and forward foreign currency exchange contracts	25,755
Net change in unrealized appreciation (depreciation)	$(56,563,784)
Net realized and unrealized gain (loss)	$(41,400,819)
Net increase in net assets from operations	$18,936,793

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
From operations - Net investment income	$60,337,612	$9,627,401	$121,741,060
Net realized gain from investments, foreign currency and forward foreign currency exchange contract transactions	15,162,965	3,695,397	20,024,113
Net change in unrealized appreciation (depreciation) from investments, foreign currency and forward foreign currency exchange contracts	(56,563,784)	17,905,736	38,474,436
Net increase in net assets from operations	$18,936,793	$31,228,534	$180,239,609
Distributions to shareholders - From net investment income Class A	$(48,823,259)	$(8,387,108)	$(100,519,479)
Class B	(6,991,872)	(1,163,171)	(12,512,598)
Class C	(6,991,387)	(1,173,352)	(12,642,487)
Class I	(1,912,659)	(404,686)	(4,101,304)
Class R	(26,251)	(1,280)	(5,644)
Total distributions to shareholders	$(64,745,428)	$(11,129,597)	$(129,781,512)
Transactions in shares of beneficial interest - Proceeds from sale of shares Class A	$187,702,618	$31,486,749	$413,049,786
Class B	26,792,556	5,153,378	91,405,998
Class C	34,865,119	5,837,286	104,166,181
Class I	12,901,710	5,275,550	43,863,828
Class R	998,861	113,777	130,840
Net asset value of shares issued to shareholders in payment of distributions declared Class A	31,293,135	5,333,881	62,957,335
Class B	3,310,691	543,875	5,978,203
Class C	3,479,814	588,329	6,428,787
Class I	919,341	170,351	1,884,018
Class R	25,528	1,147	5,500
Cost of shares redeemed Class A	(225,444,410)	(21,655,162)	(382,365,602)
Class B	(20,087,954)	(1,671,018)	(27,158,389)
Class C	(40,560,903)	(2,762,968)	(43,432,605)
Class I	(38,755,174)	(413,277)	(25,701,037)
Class R	(64,134)	(26)	(18,509)
Net asset value of shares exchanged Class A	852,057	86,374	2,334,705
Class B	(852,057)	(86,374)	(2,334,705)
Redemption Fees	25,215	24,263	332,902
Net increase (decrease) in net assets from Fund share transactions	$(22,597,987)	$28,026,135	$251,527,236
Net increase (decrease) in net assets	$(68,406,622)	$48,125,072	$301,985,333
Net Assets
At beginning of period	$1,716,245,337	$1,668,120,265	$1,366,134,932
At end of period	$1,647,838,715	$1,716,245,337	$1,668,120,265
Accumulated distributions in excess of net investment income included in net assets
At end of period	$(12,249,950)	$(7,842,134)	$(7,697,171)

(1)  For the one month ended October 31, 2004.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS

Financial Highlights

	Class A
	Six Months Ended April 30, 2005		Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)		2004(1)(2)		2004(1)	2003(1)	2002(1)(3)	2001(1)		2000(1)
Net asset value - Beginning of period	$6.440		$6.370		$6.140	$5.340	$5.840	$7.750		$8.160
Income (loss) from operations
Net investment income	$0.228		$0.037		$0.504	$0.527	$0.559	$0.766		$0.833
Net realized and unrealized gain (loss)	(0.154)		0.076		0.262	0.821	(0.436)	(1.817)		(0.419)
Total income (loss) from operations	$0.074		$0.113		$0.766	$1.348	$0.123	$(1.051)		$0.414
Less distributions
From net investment income	$(0.244)		$(0.043)		$(0.537)	$(0.549)	$(0.560)	$(0.846)		$(0.824)
From tax return of capital	-		-		-	-	(0.063)	(0.013)		-
Total distributions	$(0.244)		$(0.043)		$(0.537)	$(0.549)	$(0.623)	$(0.859)		$(0.824)
Redemption fees	$0.000	(9)	$0.000	(9)	$0.001	$0.001	$-	$-		$-
Net asset value - End of period	$6.270		$6.440		$6.370	$6.140	$5.340	$5.840		$7.750
Total Return(4)	1.09%		1.78%		12.84%	26.52%	1.69%	(14.43)%		5.01%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,224,121		$1,263,810		$1,233,720	$1,096,587	$777,698	$743,808		$685,322
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.07	%(8)(10)	1.10	%(8)	1.06%	1.02%	1.07%	1.06%		1.04%
Expenses after custodian fee reduction(5)	1.07	%(8)(10)	1.10	%(8)	1.06%	1.02%	1.07%	1.06%		1.04%
Net investment income	7.08	%(8)(10)	6.88	%(8)	7.93%	9.21%	9.57%	11.28%		10.18%
Portfolio Turnover of the Portfolio	34%		5%		79%	116%	91%	16	%(6)	-
Portfolio Turnover of the Fund(7)	-		-		-	-	-	70%		98%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 9.78% to 9.57%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  Annualized.

(9)  Amount represents less than $0.0005.

(10)  The operating expenses of the Portfolio reflect reductions of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class B
	Six Months Ended April 30, 2005		Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)		2004(1)(2)		2004(1)	2003(1)	2002(1)(3)
Net asset value - Beginning of period	$11.140		$11.010		$10.620	$9.240	$10.000
Income (loss) from operations
Net investment income	$0.353		$0.058		$0.785	$0.836	$0.229
Net realized and unrealized gain (loss)	(0.262)		0.140		0.452	1.423	(0.735)
Total income (loss) from operations	$0.091		$0.198		$1.237	$2.259	$(0.506)
Less distributions
From net investment income	$(0.381)		$(0.068)		$(0.849)	$(0.879)	$(0.219)
From tax return of capital	-		-		-	-	(0.035)
Total distributions	$(0.381)		$(0.068)		$(0.849)	$(0.879)	$(0.254)
Redemption fees	$0.000	(8)	$0.000	(8)	$0.002	$-	$-
Net asset value - End of period	$10.850		$11.140		$11.010	$10.620	$9.240
Total Return(4)	0.76%		1.80%		11.96%	25.57%	(5.07)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$198,267		$194,731		$188,512	$116,449	$4,284
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.82	%(6)(9)	1.85	%(6)	1.81%	1.79%	1.85	%(6)
Expenses after custodian fee reduction(5)	1.82	%(6)(9)	1.85	%(6)	1.81%	1.79%	1.85	%(6)
Net investment income	6.32	%(6)(9)	6.13	%(6)	7.13%	8.19%	8.91	%(6)
Portfolio Turnover of the Portfolio	34%		5%		79%	116%	91	%(7)

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  For the period from the commencement of operations of Class B shares, June 20, 2002, to September 30, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's shares of the Portfolio's expenses.

(6)  Annualized.

(7)  For the year ended September 30, 2002.

(8)  Amount represents less than $0.0005.

(9)  The operating expenses of the Portfolio reflect reductions of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class C
	Six Months Ended April 30, 2005		Period Ended October 31,		Year Ended September 30,
	(Unaudited)(1)		2004(1)(2)		2004(1)	2003(1)	2002(1)(3)
Net asset value - Beginning of period	$11.200		$11.070		$10.670	$9.280	$10.000
Income (loss) from operations
Net investment income	$0.354		$0.058		$0.788	$0.838	$0.231
Net realized and unrealized gain (loss)	(0.271)		0.140		0.464	1.434	(0.699)
Total income (loss) from operations	$0.083		$0.198		$1.252	$2.272	$(0.468)
Less distributions
From net investment income	$(0.383)		$(0.068)		$(0.854)	$(0.882)	$(0.217)
From tax return of capital	-		-		-	-	(0.035)
Total distributions	$(0.383)		$(0.068)		$(0.854)	$(0.882)	$(0.252)
Redemption fees	$0.000	(8)	$0.000	(8)	$0.002	$-	$-
Net asset value - End of period	$10.900		$11.200		$11.070	$10.670	$9.280
Total Return(4)	0.68%		1.79%		12.04%	25.60%	(4.69)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$188,358		$196,062		$190,103	$118,788	$3,641
Ratios (As a percentage of average daily net assets):
Expenses(5)	1.82	%(6)(9)	1.85	%(6)	1.81%	1.79%	1.85	%(6)
Expenses after custodian fee reduction(5)	1.82	%(6)(9)	1.85	%(6)	1.81%	1.79%	1.85	%(6)
Net investment income	6.32	%(6)(9)	6.12	%(6)	7.13%	8.15%	8.97	%(6)
Portfolio Turnover of the Portfolio	34%		5%		79%	116%	91	%(7)

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  For the period from the commencement of operations of Class C shares, June 21, 2002, to September 30, 2002.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Portfolio's allocated expenses.

(6)  Annualized.

(7)  For the year ended September 30, 2002.

(8)  Amount represents less than $0.0005.

(9)  The operating expenses of the Portfolio reflect reductions of the investment advisor fee. Has such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class I
	Six Months Ended April 30, 2005		Period Ended October 31,		Year ended September 30,
	(Unaudited)(1)		2004(1)(2)		2004(1)	2003(1)	2002(1)(3)	2001(1)		2000(1)
Net asset value - Beginning of period	$7.670		$7.580		$7.300	$6.360	$6.960	$9.210		$9.710
Income (loss) from operations
Net investment income	$0.281		$0.046		$0.616	$0.643	$0.685	$0.951		$0.995
Net realized and unrealized gain (loss)	(0.180)		0.097		0.320	0.966	(0.527)	(2.169)		(0.498)
Total income (loss) from operations	$0.101		$0.143		$0.936	$1.609	$0.158	$(1.218)		$0.497
Less distributions
From net investment income	$(0.301)		$(0.053)		$(0.657)	$(0.669)	$(0.683)	$(1.019)		$(0.997)
From tax return of capital	-		-		-	-	(0.075)	(0.013)		-
Total distributions	$(0.301)		$(0.053)		$(0.657)	$(0.669)	$(0.758)	$(1.032)		$(0.997)
Redemption fees	$0.000	(9)	$0.000	(9)	$0.001	$-	$-	$-		$-
Net asset value - End of period	$7.470		$7.670		$7.580	$7.300	$6.360	$6.960		$9.210
Total Return(4)	1.26%		1.88%		13.20%	26.58%	1.86%	(14.08)%		5.07%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$35,944		$61,409		$55,669	$34,311	$5,244	$5,798		$10,766
Ratios (As a percentage of average daily net assets):
Expenses(5)	0.82	%(8)(10)	0.85	%(8)	0.81%	0.80%	0.85%	0.84%		0.84%
Expenses after custodian fee reduction(5)	0.82	%(8)(10)	0.85	%(8)	0.81%	0.80%	0.85%	0.84%		0.84%
Net investment income	7.32	%(8)(10)	7.06	%(8)	8.13%	9.27%	9.82%	11.64%		10.33%
Portfolio Turnover of the Portfolio	34%		5%		79%	116%	91%	16	%(6)	-
Portfolio Turnover of the Fund(7)	-		-		-	-	-	70%		98%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  The Fund, through its investment in the Portfolio, adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing market premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease net investment income per share by $0.015, decrease net realized and unrealized loss per share by $0.015 and decrease the ratio of net investment income to average net assets from 10.03% to 9.82%. Per share data and ratios for the periods prior to October 1, 2001 have not been restated to reflect this change in presentation.

(4)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(5)  Includes the Fund's share of the Porfolio's allocated expenses.

(6)  For the period from commencement of the Portfolio's operations, July 23, 2001, to September 30, 2001.

(7)  Represents the rate of portfolio activity for the period during which the Fund was making investments directly in securities.

(8)  Annualized.

(9)  Amount represents less than $0.0005.

(10)  The operating expenses of the Portfolio reflect reductions of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Financial Highlights

	Class R
	Six Months Ended April 30, 2005 (Unaudited)(1)		Period Ended October 31, 2004(1)(2)		Period Ended September 30, 2004(1)(3)
Net asset value - Beginning of period	$9.990		$9.880		$10.000
Income (loss) from operations
Net investment income	$0.347		$0.054		$0.548
Net realized and unrealized gain (loss)	(0.250)		0.121		(0.078	)(4)
Total income from operations	$0.097		$0.175		$0.470
Less distributions
From net investment income	$(0.367)		$(0.065)		$(0.592)
Total distributions	$(0.367)		$(0.065)		$(0.592)
Redemption fees	$0.000	(8)	$0.000	(8)	$0.002
Net asset value - End of period	$9.720		$9.990		$9.880
Total Return(5)	0.91%		1.77%		4.87%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)	$1,148		$233		$116
Ratios (As a percentage of average daily net assets):
Expenses(6)	1.32	%(7)(9)	1.34	%(7)	1.31	%(7)
Expenses after custodian fee reduction(6)	1.32	%(7)(9)	1.34	%(7)	1.31	%(7)
Net investment income	6.95	%(7)(9)	6.44	%(7)	7.51	%(7)
Portfolio Turnover of the Portfolio	34%		5%		79%

(1)  Net investment income and redemption fees per share were computed using average shares outstanding.

(2)  For the one month period ended October 31, 2004. The Fund changed its fiscal year end from September 30 to October 31.

(3)  For the period from the commencement of operations of Class R shares, January 5, 2004, to September 30, 2004.

(4)  The per share amount is not in accord with the net realized and unrealized gain (loss) on investments for the period because of the timing of sales of Fund shares and the amount of the per share realized and unrealized gains and losses at such time.

(5)  Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested. Total return is not computed on an annualized basis.

(6)  Includes the Fund's share of the Portfolio's allocated expenses.

(7)  Annualized.

(8)  Amount represents less than $0.0005.

(9)  The operating expenses of the Portfolio reflect reductions of the investment advisor fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Eaton Vance Income Fund of Boston as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Eaton Vance Income Fund of Boston (the Fund), is a series of Eaton Vance Series Trust II (the Trust), a Massachusetts business trust. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund offers five classes of shares. Class A shares are generally sold subject to a sales charge imposed at time of purchase; Class B, Class C, Class I and Class R shares are sold at net asset value and Class B and Class C shares are subject to a contingent deferred sales charge (See Note 6). Each class represents a pro rata interest in the Fund, but votes separately on class-specific matters and (as noted below) is subject to different expenses. Realized and unrealized gains and losses are allocated daily to each class of shares based on the relative net assets of each class to the total net assets of the Fund. Net investment income, other than class specific expenses, is allocated daily to each class of shares based upon the ratio of the value of each class' paid shares to the total value of all paid shares. Each class of shares differs in its distribution and service plans and certain other class specific expenses. The Trustees have adopted a conversion feature pursuant to which Class B shares of the Fund automatically convert to Class A shares eight years after their purchase as described in the Fund's prospectus. The Fund invests all of its investable assets in interests in the Boston Income Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (98.5% at April 30, 2005). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuations - Valuation of securities by the Portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

B  Income - The Fund's net investment income consists of the Fund's pro-rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with accounting principles generally accepted in the United States of America.

C  Federal Taxes - The Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders all of its taxable income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At October 31, 2004, the Fund, for federal income tax purposes, had a capital loss carryover of $202,407,135 which will reduce the Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code, and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. Such capital loss carryover will expire on October 31, 2009 ($146,096,992) and October 31, 2010 ($56,310,143), respectively. During the period from October 1, 2004 to October 31, 2004, capital loss carryovers of $2,475,567 were utilized to offset net realized gains.

D  Expenses - The majority of expenses of the Trust are directly identifiable to an individual fund. Expenses which are not readily identifiable to a specific fund are allocated taking into consideration, among other things, the nature and type of expense and the relative size of the funds.

E  Use of Estimates - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

F  Indemnifications - Under the Trust's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund, and shareholders are indemnified against personal liability for obligations of the Trust. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

Eaton Vance Income Fund of Boston as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

G  Redemption Fees - Upon the redemption or exchange of shares held by Class A, Class I and Class R shareholders for less than three months, a fee of 1% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

H  Other - Investment transactions are accounted for on a trade-date basis.

I  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Funds' management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Distributions to Shareholders

The Fund declares dividends daily to shareholders of record at the time of declaration. Distributions are ordinarily paid monthly. Distributions of allocated realized capital gains, if any, (reduced by any available capital loss carryforwards from prior years) are made at least annually. Shareholders may reinvest all distributions in additional shares of the Fund at the net asset value as of the ex-dividend date. Distributions are paid in the form of additional shares of the Fund or, at the election of the shareholder, in cash. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Accounting principles generally accepted in the United States of America require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3  Shares of Beneficial Interest

The Fund's Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

Class A	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
Sales	28,811,851	4,922,554	64,815,081
Issued to shareholders electing to receive payments of distributions in Fund shares	4,833,467	828,242	9,883,283
Redemptions	(34,719,648)	(3,384,112)	(59,977,180)
Exchange from Class B shares	126,456	13,501	360,750
Net increase (decrease)	(947,874)	2,380,185	15,081,934

Class B	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
Sales	2,375,211	465,584	8,292,701
Issued to shareholders electing to receive payments of distributions in Fund shares	295,681	48,822	542,886
Redemptions	(1,785,752)	(151,081)	(2,465,346)
Exchange to Class A shares	(80,186)	(7,817)	(217,214)
Net increase	804,954	355,508	6,153,027
Class C	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
Sales	3,075,003	525,239	9,401,897
Issued to shareholders electing to receive payments of distributions in Fund shares	309,171	52,529	580,711
Redemptions	(3,610,202)	(248,714)	(3,936,704)
Net increase (decrease)	(226,028)	329,054	6,045,904
Class I	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
Sales	1,660,134	693,617	5,766,494
Issued to shareholders electing to receive payments of distributions in Fund shares	119,188	22,210	248,582
Redemptions	(4,971,763)	(54,239)	(3,367,698)
Net increase (decrease)	(3,192,441)	661,588	2,647,378
Class R	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Period Ended September 30, 2004(2)
Sales	98,646	11,480	13,049
Issued to shareholders electing to receive payments of distributions in Fund shares	2,562	115	556
Redemptions	(6,441)	(3)	(1,866)
Net increase	94,767	11,592	11,739

(1)  For the period from October 1, 2004 to October 31, 2004.

(2)  For the period from the commencement of operations of Class R shares, January 5, 2004 to September 30, 2004.

Eaton Vance Income Fund of Boston as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

Redemptions or exchanges of Class A, Class I and Class R shares made within three months of purchase are subject to a redemption fee equal to 1% of the amount redeemed. For the six months ended April 30, 2005, the Fund received $25,215 in redemption fees on Class A shares and no redemption fees on Class I shares or Class R shares.

4  Transactions with Affiliates

The Portfolio has engaged Boston Management and Research (BMR), a subsidiary of EVM, to render investment advisory services. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report. Except as to Trustees of the Fund and Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Fund out of such investment adviser fee. EVM serves as the sub-transfer agent of the Fund and receives from the transfer agent an aggregate fee based upon the actual expenses incurred by EVM in the performance of those services. For the six months ended April 30, 2005 EVM earned $83,127 in sub-transfer agent fees. The Fund was informed that Eaton Vance Distributors Inc. (EVD), a subsidiary of EVM and the Fund's principal underwriter, received approximately $115,661 as its portion of the sales charge on sales of Class A shares during the six months ended April 30, 2005.

Certain officers and Trustees of the Fund and of the Portfolio are officers of the above organizations.

5  Distribution and Service Plans

The Fund has in effect distribution plans for Class B shares (Class B Plan), Class C shares (Class C Plan) and Class R shares (Class R Plan) pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and a service plan for Class A shares (Class A Plan) (collectively, the Plans). The Class B and Class C Plans require the Fund to pay EVD amounts equal to 1/365 of 0.75% of the Fund's average daily net assets attributable to Class B and Class C shares for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for the Class B and Class C shares sold, respectively, plus, (ii) interest calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD of each respective class, reduced by the aggregate amount of contingent deferred sales charges (see Note 6) and daily amounts therefore paid to EVD by each respective class. The Fund paid or accrued $768,831 and $768,003 for Class B and Class C shares, respectively, to or payable to EVD for the six months ended April 30, 2005, representing 0.75% (annualized) of the average daily net assets for Class B and Class C shares. At April 30, 2005, the amount of Uncovered Distribution Charges of EVD calculated under the Plans was approximately $8,715,000 and $11,583,000 for Class B and Class C shares, respectively. The Class R Plan provides for the Fund to pay EVD up to 0.50% of the Fund's average daily net assets attributable to Class R shares for providing ongoing distribution services and facilities to the Fund. The Trustees of the Trust have currently limited Class R distribution payments to 0.25% of average daily net assets attributable to Class R shares. For the six months ended April 30, 2005 the Fund paid or accrued $890 for Class R shares to or payable to EVD, representing 0.25% (annualized) of the average daily net assets for Class R shares.

The Plans authorize the Fund to make payments of service fees to EVD, investment dealers, and other persons in an amount not exceeding 0.25%, on an annual basis, of the Fund's average daily net assets attributable to Class A, Class B, Class C and Class R shares for any fiscal year. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees are separate and distinct from the sales commissions and distribution fees payable by the Fund to EVD, and, as such are not subject to automatic discontinuance where there are no outstanding Uncovered Distribution Charges of EVD. Service fees for six months ended April 30, 2005 amounted to $1,611,372, $256,277, $256,001 and $890 for Class A, Class B, Class C and Class R shares, respectively.

6  Contingent Deferred Sales Charge

Class A shares purchased at net asset value in amounts of $1 million or more (other than shares purchased in a single transaction of $5 million or more) are subject to a 1.00% contingent deferred sales charge (CDSC) if redeemed within 12 months of purchase. Investors who purchase Class A shares of a single fund in a single transaction at net asset value in amounts of $5 million or more will not be subject to any CDSC for such investment or any subsequent investment in the same fund but will be subject to a 1.00% redemption fee if they are redeemed or exchanged within the first three months after the settlement of the purchase. A contingent deferred sales charge generally is imposed on redemptions of Class B shares made within six years of purchase and on redemptions of Class C shares made within one year of purchase. Generally, the CDSC is based upon the lower of the net asset value at date of redemption or date of

Eaton Vance Income Fund of Boston as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

purchase. No charge is levied on shares acquired by reinvestment of dividends or capital gains distributions. The Class B CDSC is imposed at declining rates that begin at 5% in the case of redemptions in the first and second year after purchase, declining one percentage point each subsequent year. Class C shares will be subject to a 1% CDSC if redeemed within one year of purchase. No CDSC is levied on shares which have been sold to EVM or its affiliates or to their respective employees or clients and may be waived under certain other limited conditions. CDSC charges are paid to EVD to reduce the amount of Uncovered Distribution Charges calculated under the Fund's Distribution Plan (see Note 5). CDSC charges received when no Uncovered Distribution Charges exist will be retained by the Fund. The Fund was informed that EVD received approximately $11,000, $352,000 and $26,000 of CDSC paid by shareholders for redemptions of Class A shares, Class B shares and Class C shares, respectively, for the six months ended April 30, 2005.

7  Investment Transactions

Increases and decreases in the Fund's investment in the Portfolio aggregated $267,173,640 and $353,286,789, respectively, for the six months ended April 30, 2005.

8  Fiscal Year End Change

Effective October 15, 2004, the Fund changed its fiscal year end to October 31, 2004.

9  Shareholder Meeting

The Fund held a Special Meeting of Shareholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Number of Shares
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	216,815,497	1,685,176
James B. Hawkes	216,889,817	1,610,856
Samuel L. Hayes, III	216,810,861	1,689,812
William H. Park	216,898,638	1,602,035
Ronald A. Pearlman	216,872,792	1,627,881
Norton H. Reamer	216,853,228	1,647,444
Lynn A. Stout	216,774,503	1,726,170
Ralph F. Verni	216,874,689	1,625,984

Each nominee was also elected a Trustee of the Portfolio.

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited)

Senior, Floating Rate Loans - 0.4%(1)
Security	Principal Amount	Value
Beverage, Food and Tobacco - 0.3%
New World Pasta, Term Loan B, 13.25%, Maturing 1/28/06	$4,675,457	$4,640,391
		$4,640,391
Utilities - 0.1%
Mirant Corp., Revolving Term Loan, 0.00%, Maturing 7/16/06(2)	$2,400,000	$1,731,600
		$1,731,600
Total Senior, Floating Rate Loans (identified cost $6,569,083)		$6,371,991
Corporate Bonds & Notes - 91.1%
Security	Principal Amount (000's omitted)	Value
Aerospace and Defense - 0.4%
Argo Tech Corp., Sr. Notes, 9.25%, 6/1/11	$2,050	$2,203,750
Armor Holdings, Inc., Sr. Sub. Notes, 8.25%, 8/15/13	2,410	2,566,650
BE Aerospace, Sr. Sub. Notes, Series B, 8.00%, 3/1/08	1,065	1,065,000
Standard Aero Holdings, Inc., Sr. Sub. Notes, 8.25%, 9/1/14(3)	515	530,450
		$6,365,850
Airlines - 1.6%
American Airlines, 7.80%, 10/1/06	$10,535	$9,487,186
American Airlines, 7.858%, 10/1/11	1,535	1,586,760
American Airlines, 8.608%, 4/1/11	695	627,061
AMR Corp., 9.00%, 8/1/12	9,845	7,383,750
Continental Airlines, 7.033%, 6/15/11	4,473	3,677,336
Delta Air Lines, 7.779%, 11/18/05	265	197,736
Delta Air Lines, 8.30%, 12/15/29	1,125	298,125
Delta Air Lines, 9.50%, 11/18/08(3)	2,880	2,347,200
Northwest Airlines, Inc., 8.875%, 6/1/06	730	562,100
		$26,167,254

Security	Principal Amount (000's omitted)	Value
Apparel - 0.9%
GFSI, Inc., Sr. Sub. Notes, Series B, 9.625%, 3/1/07	$1,945	$1,779,675
Perry Ellis International, Inc., Sr. Sub. Notes, 8.875%, 9/15/13	2,345	2,391,900
Phillips Van-Heusen, Sr. Notes, 7.25%, 2/15/11	1,740	1,748,700
Phillips Van-Heusen, Sr. Notes, 8.125%, 5/1/13	4,000	4,140,000
William Carter, Series B, 10.875%, 8/15/11	4,838	5,345,990
		$15,406,265
Auto and Parts - 1.6%
Delphi Auto Systems Corp., 6.55%, 6/15/06	$6,620	$6,222,800
Dura Operating Corp., Series D, 9.00%, 5/1/09	435	307,762
Keystone Automotive Operations, Inc., Sr. Sub. Notes, 9.75%, 11/1/13	1,510	1,517,550
Metaldyne Corp., Sr. Notes, 10.00%, 11/1/13(3)	4,532	3,874,860
Rexnord Corp., 10.125%, 12/15/12	1,065	1,144,875
Tenneco Automotive, Inc., Series B, 10.25%, 7/15/13	5,570	6,113,075
Tenneco Automotive, Inc., Sr. Sub. Notes, 8.625%, 11/15/14(3)	4,385	4,023,237
TRW Automotive, Inc., Sr. Sub. Notes, 11.00%, 2/15/13	2,125	2,295,000
United Components, Inc., Sr. Sub. Notes, 9.375%, 6/15/13	1,895	1,752,875
		$27,252,034
Broadcast Media - 2.1%
CanWest Media, Inc., Sr. Sub. Notes, 8.00%, 9/15/12(3)	$19,247	$19,775,828
Rainbow National Services, LLC, Sr. Notes, 8.75%, 9/1/12(3)	2,855	3,069,125
Rainbow National Services, LLC, Sr. Sub. Debs., 10.375%, 9/1/14(3)	11,690	13,268,150
		$36,113,103
Broadcasting and Cable - 7.1%
Adelphia Communications, Sr. Notes, 10.25%, 11/1/06(2)	$13,155	$11,313,300
Adelphia Communications, Sr. Notes, Series B, 9.25%, 10/1/32(2)	8,160	7,017,600
Century Communications, Sr. Notes, 8.75%, 10/1/07(2)	1,375	1,320,000
Century Communications, Sr. Notes, 8.875%, 1/15/07(2)	2,472	2,397,840

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)		Value
Broadcasting and Cable (continued)
Century Communications, Sr. Notes, 9.50%, 3/1/05(2)		$6,255	$6,255,000
Charter Communication Holdings, Sr. Disc. Notes, 12.125%, (0% until 2007), 1/15/12		415	239,662
Charter Communication Holdings, Sr. Notes, 10.00%, 5/15/11		1,040	733,200
Charter Communications Holdings II, LLC, Sr. Notes, 10.25%, 9/15/10		2,715	2,725,181
Charter Communications Holdings, LLC, Sr. Disc. Notes, 11.75%, 1/15/10		1,910	1,518,450
CSC Holdings, Inc., Sr. Notes, 7.875%, 12/15/07		15	15,412
CSC Holdings, Inc., Sr. Sub. Notes, 10.50%, 5/15/16		13,690	15,024,775
Fisher Communications, Inc., Sr. Notes, 8.625%, 9/15/14		625	665,625
Insight Communications, Sr. Disc. Notes, 12.25%, (0% until 2006), 2/15/11		18,235	18,052,650
Intelsat Ltd., Sr. Notes, 5.25%, 11/1/08		1,800	1,642,500
Kabel Deutschland GMBH, 10.625%, 7/1/14(3)		10,160	10,769,600
LBI Media, Inc., Sr. Disc. Notes, 11.00%, (0.00% until 2008), 10/15/13		3,320	2,436,050
Muzak LLC/Muzak Finance, Sr. Notes, 10.00%, 2/15/09		2,950	2,492,750
Nexstar Finance Holdings LLC, Inc., Sr. Disc. Notes, 11.375%, (0% until 2008), 4/1/13		6,950	5,351,500
Nextmedia Operating, Inc., 10.75%, 7/1/11		3,820	4,130,375
Ono Finance PLC, Sr. Notes, 14.00%, 7/15/10	EUR	4,000	5,602,723
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11		5,073	5,764,196
Ono Finance PLC, Sr. Notes, 14.00%, 2/15/11(4)	EUR	2,470	3,540,708
Paxson Communications Corp., 10.75%, 7/15/08		2,220	2,203,350
Paxson Communications Corp., 12.25%, (0% until 2006), 1/15/09		2,275	2,127,125
Rogers Cable, Inc., 6.75%, 3/15/15		2,735	2,639,275
XM Satellite Radio, Inc., 1.75%, 12/1/09(3)		3,450	2,932,500
			$118,911,347
Building and Construction-Miscellaneous - 1.2%
Dayton Superior Corp., Sr. Notes, 10.75%, 9/15/08		$5,975	$5,885,375
Goodman Global Holdings, Sr. Notes, Variable Rate, 5.76%, 6/15/12(3)		2,650	2,544,000
Interline Brands, Inc., Sr. Sub. Notes, 11.50%, 5/15/11		3,507	3,980,445
Nortek, Inc., Sr. Sub Notes, 8.50%, 9/1/14		3,705	3,297,450
Ply Gem Industries, Inc., Sr. Sub. Notes, 9.00%, 2/15/12		4,460	3,880,200
			$19,587,470

Security	Principal Amount (000's omitted)	Value
Building Materials - 0.5%
Coleman Cable, Inc., Sr. Notes, 9.875%, 10/1/12(3)	$1,740	$1,626,900
Koppers, Inc., 9.875%, 10/15/13	75	80,625
Owens Corning, 7.70%, 5/1/08(2)	1,305	1,006,481
RMCC Acquisition Co., Sr. Sub. Notes, 9.50%, 11/1/12(3)	5,635	5,437,775
		$8,151,781
Business Services - 3.0%
Advanstar Communciations, Sr. Sub. Notes, Series B, 12.00%, 2/15/11	$2,000	$2,140,000
Advanstar Communications, Inc., 10.75%, 8/15/10	8,085	8,893,500
Affinity Group, Inc., Sr. Sub. Notes, 9.00%, 2/15/12	5,265	5,317,650
Carriage Services, Inc., 7.875%, 1/15/15(3)	1,465	1,479,650
CB Richard Ellis Services, Inc., Sr. Notes, 9.75%, 5/15/10	567	635,040
CB Richard Ellis Services, Inc., Sr. Sub. Notes, 11.25%, 6/15/11	6,000	6,720,000
Knowledge Learning Center, Sr. Sub. Notes, 7.75%, 2/1/15(3)	3,695	3,528,725
Norcross Safety Products LLC/Norcross Capital Corp., Sr. Sub. Notes, Series B, 9.875%, 8/15/11	5,920	6,275,200
NSP Holdings LLC/NSP Holdings Capital Corp., Sr. Notes, (PIK), 11.75%, 1/1/12(3)	6,835	6,971,700
Synagro Technologies, Inc., Sr. Sub. Notes, 9.50%, 4/1/09	1,060	1,142,150
United Rentals North America, Inc., 6.50%, 2/15/12	1,220	1,168,150
United Rentals North America, Inc., Sr. Sub. Notes, 7.00%, 2/15/14	3,510	3,176,550
Vertis, Inc., Sub. Notes, 13.50%, 12/7/09(3)	1,930	1,264,150
Williams Scotsman, Inc., Sr. Notes, 10.00%, 8/15/08	1,890	2,012,850
		$50,725,315
Cargo Transport - 0.2%
H-Lines Finance Holding, Sr. Disc. Notes, 11.00%, (0.00% until 2008), 4/1/13(3)	$3,975	$3,090,562
		$3,090,562
Chemicals - 6.2%
Acetex Corp., Sr. Notes, 10.875%, 8/1/09	$1,560	$1,653,600
Avecia Group PLC, 11.00%, 7/1/09	493	515,185
Borden U.S. Finance/Nova Scotia Finance, Sr. Notes, 9.00%, 7/15/14(3)	2,760	2,773,800
Crystal US Holdings/US Holdings 3, LLC, Sr. Disc. Notes, 10.50%, (0.00% until 2009), 10/1/14(3)	6,077	3,980,435

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Chemicals (continued)
Equistar Chemical, Sr. Notes, 10.625%, 5/1/11	$12,550	$14,056,000
Hercules, Inc., 11.125%, 11/15/07	3,390	3,890,025
Huntsman Advanced Materials, Sr. Notes, 11.00%, 7/15/10(3)	850	973,250
Huntsman International LLC, Sr. Notes, 9.875%, 3/1/09	2,010	2,170,800
Huntsman LLC, 11.625%, 10/15/10	3,312	3,841,920
IMC Global, Inc., Sr. Notes, 10.875%, 8/1/13	7,065	8,372,025
Innophos, Inc., Sr. Sub. Notes, 8.875%, 8/15/14(3)	1,135	1,180,400
Intertape Polymer US, Inc., Sr. Sub. Notes, 8.50%, 8/1/14	5,095	5,111,956
Lyondell Chemical Co., 11.125%, 7/15/12	1,655	1,899,112
Lyondell Chemical Co., Sr. Notes, 10.50%, 6/1/13	8,761	10,140,857
Millennium America, Inc., 9.25%, 6/15/08	2,000	2,140,000
Nalco Co., Sr. Sub. Notes, 8.875%, 11/15/13	4,620	4,758,600
OM Group, Inc., 9.25%, 12/15/11	13,060	13,255,900
Polyone Corp., Sr. Notes, 8.875%, 5/1/12	35	37,012
Polyone Corp., Sr. Notes, 10.625%, 5/15/10	3,950	4,374,625
PQ Corp., 7.50%, 2/15/13(3)	1,895	1,847,625
Rhodia SA, Sr. Notes, 10.25%, 6/1/10	13,265	14,127,225
Rockwood Specialties Group, Sr. Sub. Notes, 10.625%, 5/15/11	2,465	2,714,581
		$103,814,933
Computer Software & Services - 1.0%
UGS Corp., Sr. Sub. Notes, 10.00%, 6/1/12(3)	$15,650	$16,823,750
		$16,823,750
Consumer Products - 0.8%
Fedders North America, Inc., 9.875%, 3/1/14	$3,895	$2,531,750
Jostens Holding Corp., Sr. Disc. Notes, 10.25%, (0.00% until 2008), 12/1/13	1,730	1,262,900
Rayovac Corp., Sr. Sub. Notes, 7.375%, 2/1/15(3)	4,645	4,528,875
Samsonite Corp., Sr. Sub. Notes, 8.875%, 6/1/11	5,855	6,059,925
		$14,383,450
Containers and Packaging - 1.8%
Crown Euro Holdings SA, 9.50%, 3/1/11	$1,545	$1,676,325
Crown Euro Holdings SA, 10.875%, 3/1/13	13,895	15,944,512
Pliant Corp., 11.125%, (0% until 2006), 6/15/09	3,980	3,542,200
Pliant Corp., 11.125%, 9/1/09	2,060	1,884,900
Solo Cup Co., Sr. Sub. Notes, 8.50%, 2/15/14	5,750	5,577,500
Stone Container Corp., Sr. Notes, 9.25%, 2/1/08	715	732,875

Security	Principal Amount (000's omitted)	Value
Containers and Packaging (continued)
US Can Corp., Sr. Notes, 10.875%, 7/15/10	$1,435	$1,456,525
		$30,814,837
Electric Utilities - 0.1%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., 12.50%, 6/15/12	$1,855	$2,133,250
		$2,133,250
Electronic Equipment - 0.2%
Danka Business Systems, Sr. Notes, 11.00%, 6/15/10	$3,675	$3,381,000
		$3,381,000
Electronics / Electrical - 0.1%
CPI Holdco, Inc., Sr. Notes, Variable Rate, 8.83%, 2/1/15(3)	$2,250	$2,160,000
		$2,160,000
Energy Services - 0.7%
Aventine Renewable Energy Holdings, Inc., Variable Rate, 9.01%, 12/15/11(3)	$2,335	$2,136,525
Port Arthur Finance Corp., 12.50%, 1/15/09	8,725	9,902,739
		$12,039,264
Entertainment - 2.7%
AMC Entertainment, Inc., Sr. Sub. Notes, 9.875%, 2/1/12	$4,590	$4,612,950
LCE Acquisition Corp., Sr. Sub. Notes, 9.00%, 8/1/14(3)	8,890	8,578,850
Marquee Holdings, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2009), 8/15/14(3)	9,335	5,881,050
Royal Caribbean Cruises, Sr. Notes, 8.75%, 2/2/11	3,315	3,729,375
True Temper Sports, Inc., Sr. Sub. Notes, 8.375%, 9/15/11	1,055	928,400
Universal City Development Partners, Sr. Notes, 11.75%, 4/1/10	16,080	18,291,000
Universal City Florida Holding, Sr. Notes, 8.375%, 5/1/10(3)	385	392,700
Universal City Florida Holding, Sr. Notes, Variable Rate, 7.493%, 5/1/10(3)	3,060	3,190,050
		$45,604,375

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Financial Services - 1.5%
Ford Motor Credit Co., 7.875%, 6/15/10	$15,355	$14,792,792
General Motors Acceptance Corp., 6.125%, 9/15/06	9,905	9,849,116
		$24,641,908
Food, Beverages and Tobacco - 0.1%
WH Holdings Ltd./WH Capital Corp., Sr. Notes, 9.50%, 4/1/11	$1,689	$1,807,230
		$1,807,230
Foods - 1.7%
American Seafood Group, LLC, 10.125%, 4/15/10	$6,840	$7,318,800
ASG Consolidated, LLC/ASG Finance, Inc., Sr. Disc. Notes, 11.50%, (0.00% until 2008), 11/1/11(3)	7,475	5,045,625
Pinnacle Foods Holdings Corp., Sr. Sub. Notes, 8.25%, 12/1/13	7,480	6,245,800
Reddy Ice Group, Inc., Sr. Sub. Notes, 8.875%, 8/1/11	1,000	1,126,270
UAP Holding Corp., Sr. Disc. Notes, 10.75%, (0% until 2008) 7/15/12	8,265	6,364,050
United Agricultural Products, Sr. Notes, 8.25%, 12/15/11	2,049	2,018,265
		$28,118,810
Health Services - 3.9%
Ardent Health Services, Inc., Sr. Sub. Notes, 10.00%, 8/15/13	$6,970	$8,476,217
Concentra Operating Corp., Sr. Notes, 9.50%, 8/15/10	1,595	1,666,775
Concerta Operating Corp., 9.125%, 6/1/12	1,090	1,128,150
Healthsouth Corp., 7.625%, 6/1/12	5,310	5,124,150
Healthsouth Corp., Sr. Notes, 8.375%, 10/1/11	8,165	8,124,175
National Mentor, Inc., Sr. Sub. Notes, 9.625%, 12/1/12(3)	2,085	2,184,037
National Nephrology Association, Sr. Sub. Notes, 9.00%, 11/1/11(3)	2,675	2,975,937
Pacificare Health System, 10.75%, 6/1/09	3,354	3,739,710
Quintiles Transnational Corp., Sr. Sub. Notes, 10.00%, 10/1/13	10,060	10,915,100
Rotech Healthcare, Inc., 9.50%, 4/1/12	1,750	1,890,000
US Oncology, Inc., 9.00%, 8/15/12	3,455	3,627,750
US Oncology, Inc., 10.75%, 8/15/14	6,925	7,479,000
Vanguard Health Holding Co. II LLC, Sr. Sub. Notes, 9.00%, 10/1/14	7,820	8,191,450
		$65,522,451

Security	Principal Amount (000's omitted)	Value
Healthcare - 0.4%
AMR HoldCo, Inc./EmCare HoldCo, Inc., Sr. Sub. Notes, 10.00%, 2/15/15(3)	$5,840	$6,161,200
		$6,161,200
Household Products - 0.2%
Del Laboratories, Inc., Sr. Sub. Notes, 8.00%, 2/1/12(3)	$2,990	$2,840,500
Interface, Inc., Sr. Sub. Notes, 9.50%, 2/1/14	965	969,825
		$3,810,325
Information Technology - 0.1%
Stratus Technologies, Inc., Sr. Notes, 10.375%, 12/1/08	$1,090	$1,068,200
		$1,068,200
Investment Services - 1.3%
BCP Crystal Holdings Corp., Sr. Sub Notes, 9.625%, 6/15/14	$4,924	$5,453,330
E*Trade Financial Corp., Sr. Notes, 8.00%, 6/15/11	3,740	3,852,200
Refco Finance Holdings, LLC, Sr. Sub. Notes, 9.00%, 8/1/12(3)	12,270	13,312,950
		$22,618,480
Lodging - 1.0%
Felcor Lodging L.P., Sr. Notes, Variable Rate, 6.874%, 6/1/11	$2,170	$2,235,100
Host Marriott L.P., Sr. Notes, 6.375%, 3/15/15(3)	730	698,062
Meristar Hospitality Operations/Finance, 10.50%, 6/15/09	12,683	13,380,565
		$16,313,727
Lodging and Gaming - 4.6%
Chukchansi EDA, Sr. Notes, 14.50%, 6/15/09(3)	$6,630	$8,088,600
Hollywood Casino Shreveport, First Mortgage Bonds, 13.00%, 8/1/06(2)	870	725,362
Inn of the Mountain Gods, Sr. Notes, 12.00%, 11/15/10	8,100	9,537,750
Kerzner International, 8.875%, 8/15/11	6,360	6,837,000
Majestic Star Casino LLC, 9.50%, 10/15/10	5,930	6,226,500
Mohegan Tribal Gaming Authority, Sr. Sub. Notes, 8.00%, 4/1/12	2,275	2,428,562
MTR Gaming Group, Series B, 9.75%, 4/1/10	2,570	2,814,150
OED Corp./Diamond Jo LLC, 8.75%, 4/15/12	5,765	5,592,050

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Lodging and Gaming (continued)
Premier Entertainment Biloxi, LLC/Premier Finance Biloxi Corp., 10.75%, 2/1/12	$705	$719,100
Seneca Gaming Corp., Sr. Notes, 7.25%, 5/1/12	3,135	3,119,325
Trump Atlantic City Associates, Inc., 11.25%, 5/1/06(2)	8,960	8,556,800
Trump Holdings and Funding, Sr. Notes, 12.625%, 3/15/10	9,885	10,725,225
Waterford Gaming LLC, Sr. Notes, 8.625%, 9/15/12(3)	11,770	12,535,050
		$77,905,474
Machinery - 2.2%
Altra Industrial Motion, 9.00%, 12/1/11(3)	$1,090	$1,087,275
Case New Holland, Inc., Sr. Notes, 9.25%, 8/1/11(3)	9,255	9,486,375
Flowserve Corp., 12.25%, 8/15/10	2,067	2,242,695
Manitowoc Co., Inc. (The), 10.50%, 8/1/12	767	857,122
Milacron Escrow Corp., 11.50%, 5/15/11	9,250	9,943,750
Terex Corp., 10.375%, 4/1/11	4,215	4,594,350
Thermadyne Holdings Corp., Sr. Sub. Notes, 9.25%, 2/1/14	8,790	8,174,700
		$36,386,267
Manufacturing - 2.4%
Aearo Co. I, Sr. Sub. Notes, 8.25%, 4/15/12	$2,525	$2,550,250
Amsted Industries, Inc., Sr. Notes, 10.25%, 10/15/11(3)	9,410	10,115,750
Dresser, Inc., 9.375%, 4/15/11	10,965	11,513,250
MAAX Corp., Sr. Sub. Notes, 9.75%, 6/15/12	4,010	4,010,000
Motors and Gears, Inc., Sr. Notes, 10.75%, 11/15/06	1,275	1,185,750
Mueller Group, Inc., Sr. Sub. Notes, 10.00%, 5/1/12	3,515	3,796,200
Mueller Holdings, Inc., Disc. Notes, 14.75%, (0.00% until 2009), 4/15/14	5,445	3,648,150
Polypore, Inc., Sr. Sub Notes, 8.75%, 5/15/12	640	544,000
Roller Bearing Holdings Co., Sr. Disc. Notes, 13.00%, 6/15/09(3)	3,467	3,553,675
Venture Holding Trust, Sr. Notes, 9.50%, 7/1/05(2)	3,683	41,434
		$40,958,459
Medical Products - 1.7%
CDRV Investors, Inc., Sr. Disc. Notes, 9.625%, (0.00% until 2010), 1/1/15(3)	$6,905	$3,625,125
Inverness Medical Innovations, Inc., Sr. Sub. Notes, 8.75%, 2/15/12	4,820	4,771,800

Security	Principal Amount (000's omitted)	Value
Medical Products (continued)
Medical Device Manufacturing, Inc., Series B, 10.00%, 7/15/12	$3,710	$3,988,250
Medquest, Inc., 11.875%, 8/15/12	6,770	6,871,550
VWR International, Inc., Sr. Sub. Notes, 8.00%, 4/15/14	4,915	4,595,525
Warner Chilcott Corp., 8.75%, 2/1/15(3)	4,475	4,407,875
		$28,260,125
Metals-Aluminum - 0.3%
Novelis, Inc., Sr. Notes, 7.25%, 2/15/15(3)	$5,635	$5,480,037
		$5,480,037
Metals-Industrial - 0.2%
General Cable Corp., Sr. Notes, 9.50%, 11/15/10	$1,820	$1,938,300
Ryerson Tull, Inc., 9.125%, 7/15/06	1,095	1,111,425
		$3,049,725
Metals-Steel - 0.5%
Ispat Inland ULC, Sr. Notes, 9.75%, 4/1/14	$3,829	$4,393,778
Oregon Steel Mills, Inc., 10.00%, 7/15/09	4,193	4,517,958
		$8,911,736
Mining-Coal - 0.1%
Alpha Natural Resources, Sr. Notes, 10.00%, 6/1/12(3)	$2,155	$2,402,825
		$2,402,825
Music / Entertainment - 0.3%
WMG Holdings Corp., Sr. Notes, Variable Rate, 7.385%, 12/15/11(3)	$5,205	$5,387,175
		$5,387,175
Oil and Gas-Equipment and Services - 4.7%
ANR Pipeline Co., 8.875%, 3/15/10	$1,575	$1,716,355
Coastal Corp., 7.50%, 8/15/06	580	593,050
Coastal Corp., Sr. Debs., 9.625%, 5/15/12	3,800	4,047,000
Dynegy Holdings, Inc., Sr. Notes, 10.125%, 7/15/13(3)	5,120	5,299,200
Giant Industries, 8.00%, 5/15/14	3,750	3,787,500
Hanover Compressor Co., Sr. Sub. Notes, 0.00%, 3/31/07	15,320	13,251,800
Hanover Equipment Trust, Series B, 8.75%, 9/1/11	3,190	3,361,463

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Oil and Gas-Equipment and Services (continued)
Northwest Pipeline Corp., 8.125%, 3/1/10	$2,490	$2,692,313
Parker Drilling Co., Sr. Notes, 9.625%, 10/1/13	3,485	3,850,925
Premcor Refining Group, Sr. Notes, 9.50%, 2/1/13	4,775	5,443,500
Premcor Refining Group, Sr. Sub. Notes, 7.75%, 2/1/12	1,710	1,846,800
Ram Energy, Inc., Sr. Notes, 11.50%, 2/15/08	3,459	3,649,245
SESI, LLC, 8.875%, 5/15/11	1,452	1,560,900
Southern Natural Gas, 8.00%, 3/1/32	3,345	3,711,759
Southern Natural Gas, 8.875%, 3/15/10	1,180	1,288,442
Titan Petrochemicals Group Ltd., 8.50%, 3/18/12(3)	1,420	1,292,200
Transmontaigne, Inc., Sr. Sub. Notes, 9.125%, 6/1/10	11,475	11,934,000
United Refining Co., Sr. Notes, 10.50%, 8/15/12	5,030	4,954,550
United Refining Co., Sr. Notes, 10.50%, 8/15/12(3)	3,110	3,063,350
Williams Cos., Inc. (The), 8.75%, 3/15/32	1,840	2,125,200
		$79,469,552
Oil and Gas-Exploration and Production - 0.4%
El Paso Production Holding Co., 7.75%, 6/1/13	$830	$840,375
Petrobras International Finance Co., 7.75%, 9/15/14	885	898,275
Petrobras International Finance, Sr. Notes, 9.125%, 7/2/13	2,255	2,480,500
Plains E&P Co., 8.75%, 7/1/12	2,580	2,799,300
		$7,018,450
Other Energy - 0.4%
Inergy L.P/ Finance, Sr. Notes, 6.875%, 12/15/14(3)	$6,735	$6,431,925
		$6,431,925
Paper - 0.2%
JSG Funding PLC, Sr. Sub Notes, 7.75%, 4/1/15(3)	$3,325	$2,776,375
		$2,776,375
Paper and Forest Products - 3.1%
Boise Cascade, LLC, Sr. Notes, Variable Rate, 6.016%, 10/15/12(3)	$2,430	$2,417,850
Caraustar Industries, Inc., Sr. Sub. Notes, 9.875%, 4/1/11	8,325	8,200,125
Georgia-Pacific Corp., 9.375%, 2/1/13	4,495	5,028,781
Georgia-Pacific Corp., 9.50%, 12/1/11	5,520	6,486,000
MDP Acquisitions/JSG Funding PLC, Sr. Notes, 9.625%, 10/1/12	4,755	4,731,225

Security	Principal Amount (000's omitted)	Value
Paper and Forest Products (continued)
Mercer International, Inc., Sr. Notes, 9.25%, 2/15/13	$7,700	$7,122,500
Newark Group, Inc., Sr. Sub. Notes, 9.75%, 3/15/14	5,400	5,346,000
NewPage Corp., 10.00%, 5/1/12(3)	12,645	12,392,100
Tembec Industries Inc., 8.50%, 2/1/11	800	616,000
		$52,340,581
Printing and Business Products - 0.5%
Merrill Corp., Series A, (PIK), 12.00%, 5/1/09	$1,477	$1,573,165
Merrill Corp., Series B, (PIK), 12.00%, 5/1/09	6,443	6,861,314
		$8,434,479
Printing and Publishing - 0.1%
WDAC Subsidiary Corp., Sr. Notes, 8.375%, 12/1/14(3)	$2,340	$2,135,250
		$2,135,250
Publishing - 2.4%
American Media Operations, Inc., Series B, 10.25%, 5/1/09	$11,241	$11,578,230
CanWest Media, Inc., Sr. Sub. Notes, 10.625%, 5/15/11	5,050	5,504,500
CBD Media, Inc., Sr. Sub. Notes, 8.625%, 6/1/11	2,125	2,119,688
Dex Media East LLC, 9.875%, 11/15/09	1,175	1,292,500
Dex Media West LLC, Sr. Sub. Notes, 9.875%, 8/15/13	8,482	9,457,430
Houghton Mifflin Co., Sr. Sub. Notes, 9.875%, 2/1/13	9,565	9,708,475
		$39,660,823
Recycling - 0.2%
IMCO Recycling Escrow, Inc., Sr. Notes, 9.00%, 11/15/14(3)	$3,200	$3,280,000
		$3,280,000
Retail - 0.1%
Jafra Cosmetics/Distribution, Sr. Sub Notes, 10.75%, 5/15/11	$1,385	$1,565,050
		$1,565,050

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Retail-Food and Drug - 0.5%
Pierre Foods, Inc., Sr. Sub. Notes, 9.875%, 7/15/12	$5,085	$5,212,125
Rite Aid Corp., 7.125%, 1/15/07	2,680	2,680,000
		$7,892,125
Satellite Communications - 1.6%
Inmarsat Finance PLC, 7.625%, 6/30/12	$6,915	$7,122,450
Intelsat Bermuda Ltd., Sr. Notes, Variable Rate, 7.805%, 1/15/12(3)	9,150	9,218,625
New Skies Satellites NV, Sr. Notes, Variable Rate, 7.438%, 11/1/11(3)	3,330	3,388,275
New Skies Satellites NV, Sr. Sub. Notes, 9.125%, 11/1/12(3)	4,440	4,462,200
PanAmSat Corp., 9.00%, 8/15/14	2,929	3,060,805
		$27,252,355
Semiconductors - 2.0%
Advanced Micro Devices, Inc., 7.75%, 11/1/12(3)	$10,475	$10,056,000
Amkor Technologies, Inc., 5.75%, 6/1/06	3,440	3,070,200
Amkor Technologies, Inc., Sr. Notes, 7.125%, 3/15/11	5,790	4,574,100
Amkor Technologies, Inc., Sr. Notes, 7.75%, 5/15/13	16,695	13,168,181
STATS ChipPAC Ltd., Sr. Notes, 6.75%, 11/15/11(3)	3,740	3,553,000
		$34,421,481
Services-Movers - 0.4%
Amerco, Inc., 9.00%, 3/15/09	$6,420	$6,789,150
		$6,789,150
Telecommunication Equipment - 1.2%
Nortel Networks Ltd., 4.25%, 9/1/08	$22,195	$20,169,706
		$20,169,706
Textiles and Apparel - 1.2%
Levi Strauss & Co., Sr. Notes, 12.25%, 12/15/12	$8,870	$9,446,550
Levi Strauss & Co., Sr. Notes, Variable Rate, 7.73%, 4/1/12(3)	4,395	4,065,375
Oxford Industries, Inc., Sr. Notes, 8.875%, 6/1/11	6,105	6,349,200
		$19,861,125

Security	Principal Amount (000's omitted)	Value
Transportation - 1.5%
Grupo Transportacion Ferroviaria Mexicana SA de C.V., Sr. Notes, 9.375%, 5/1/12(3)	$7,455	$7,529,550
Horizon Lines, LLC, 9.00%, 11/1/12(3)	4,805	5,081,288
OMI Corp., Sr. Notes, 7.625%, 12/1/13	1,600	1,632,000
Petroleum Helicopters, Series B, 9.375%, 5/1/09	205	215,250
Progress Rail Services Corp., Sr. Notes, 7.75%, 4/1/12(3)	4,570	4,570,000
Quality Distribution LLC/QD Capital Corp., 9.00%, 11/15/10	2,690	2,595,850
Quality Distribution LLC/QD Capital, Variable Rate, 7.641%, 1/15/12(3)	3,045	2,953,650
		$24,577,588
Utilities - 2.1%
El Paso Corp., 6.95%, 12/15/07	$3,205	$3,213,013
National Waterworks, Inc., Series B, 10.50%, 12/1/12	4,415	4,999,988
NRG Energy, Inc., Sr. Notes, 8.00%, 12/15/13(3)	4,123	4,184,845
Orion Power Holdings, Inc., Sr. Notes, 12.00%, 5/1/10	14,185	17,022,000
Reliant Energy, Inc., 9.25%, 7/15/10	1,480	1,520,700
Reliant Energy, Inc., 9.50%, 7/15/13	4,730	4,931,025
		$35,871,571
Utility-Electric Power Generation - 2.5%
AES Corp., Sr. Notes, 8.75%, 6/15/08	$5,816	$6,164,960
AES Corp., Sr. Notes, 8.75%, 5/15/13(3)	6,180	6,720,750
AES Corp., Sr. Notes, 8.875%, 2/15/11	322	348,565
AES Corp., Sr. Notes, 9.00%, 5/15/15(3)	1,890	2,069,550
AES Corp., Sr. Notes, 9.375%, 9/15/10	4,521	4,950,495
AES Eastern Energy, Series 99-A, 9.00%, 1/2/17	2,963	3,379,270
Calpine Corp., 8.75%, 7/15/13(3)	6,655	4,625,225
Calpine Corp., Sr. Notes, 7.625%, 4/15/06	3,650	2,536,750
Calpine Corp., Sr. Notes, 8.25%, 8/15/05	5,041	4,511,695
Calpine Corp., Sr. Notes, 8.75%, 7/15/07	710	401,150
Mission Energy Holding Co., 13.50%, 7/15/08	5,230	6,158,325
		$41,866,735
Waste Management - 1.4%
Allied Waste North America, Series B, 8.875%, 4/1/08	$9,405	$9,710,663
Browning-Ferris Industries, Inc., Sr. Notes, 6.375%, 1/15/08	4,915	4,841,275

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Principal Amount (000's omitted)	Value
Waste Management (continued)
Hydrochem Industrial Services, Inc., Sr. Sub Notes, 9.25%, 2/15/13(3)	$3,350	$3,366,750
Waste Services, Inc., Sr. Sub. Notes, 9.50%, 4/15/14(3)	6,285	6,269,288
		$24,187,976
Wireless Communication Services - 7.2%
AirGate PCS, Inc., 9.375%, 9/1/09	$3,500	$3,736,250
AirGate PCS, Inc., Variable Rate, 6.891%, 10/15/11(3)	1,785	1,834,088
Alamosa Delaware, Inc., Sr. Disc. Notes, 12.00%, (0.00% until 2005), 7/31/09	8,050	8,814,750
Alamosa Delaware, Inc., Sr. Notes, 8.50%, 1/31/12	470	488,800
Alamosa Delaware, Inc., Sr. Notes, 11.00%, 7/31/10	11,340	12,714,975
American Tower Corp., Sr. Notes, 9.375%, 2/1/09	2,638	2,773,198
Centennial Cellular Operating Co., LLC, Sr. Sub. Notes, 10.75%, 12/15/08	1,348	1,395,180
Centennial Cellular Operating Co./Centennial Communications Corp., Sr. Notes, 10.125%, 6/15/13	15,940	17,494,150
Crown Castle International Corp., Sr. Disc. Notes, 11.25%, 8/1/11(4)	4,405	4,647,275
Crown Castle International Corp., Sr. Notes, 10.75%, 8/1/11	2,215	2,381,125
IWO Escrow Co., Variable Rate, 6.891%, 1/15/12(3)	965	969,825
IWO Holdings, Inc., 14.00%, 1/15/11(2)	5,600	0
LCI International, Inc., Sr. Notes, 7.25%, 6/15/07	12,575	11,506,125
Nextel Communications, Inc., Sr. Notes, 7.375%, 8/1/15	2,710	2,899,700
Rogers Wireless, Inc., 7.50%, 3/15/15	10,335	10,657,969
Rogers Wireless, Inc., Sr. Sub. Notes, 8.00%, 12/15/12	2,970	3,059,100
Rogers Wireless, Inc., Variable Rate, 6.135%, 12/15/10	5,465	5,642,613
SBA Telecommunications, Sr. Disc. Notes, 9.75%, (0.00% until 2007), 12/15/11	3,960	3,465,000
Telemig Celular SA/Amazonia Celular SA, 8.75%, 1/20/09(3)	2,600	2,691,000
UbiquiTel Operating Co., Sr. Notes, 9.875%, 3/1/11	8,225	8,944,688
Western Wireless Corp., Sr. Notes, 9.25%, 7/15/13	12,535	14,383,913
		$120,499,724

Security	Principal Amount (000's omitted)	Value
Wireline Communication Services - 2.7%
Qwest Capital Funding, Inc., 7.00%, 8/3/09	$1,275	$1,157,063
Qwest Capital Funding, Inc., 7.75%, 8/15/06	16,895	17,063,950
Qwest Capital Funding, Inc., 7.90%, 8/15/10	1,800	1,665,000
Qwest Corp., Sr. Notes, 7.875%, 9/1/11(3)	5,300	5,406,000
Qwest Services Corp., 13.50%, 12/15/07(3)	9,740	10,689,650
Qwest Services Corp., 14.00%, 12/15/10(3)	7,782	8,793,660
U.S. West Communications, Debs., 7.20%, 11/10/26	670	592,950
		$45,368,273
Total Corporate Bonds & Notes (identified cost $1,506,867,178)		$1,533,600,288
Convertible Bonds - 0.3%
Security	Principal Amount (000's omitted)	Value
Kerzner International Ltd., 2.375%, 4/15/24(3)	$3,595	$3,878,106
Sinclair Broadcast Group, Inc., 4.875%, 7/15/18	1,585	1,371,025
Total Convertible Bonds (identified cost, $5,144,822)		$5,249,131
Common Stocks - 1.8%
Security	Shares	Value
Broadcasting and Cable - 0.7%
Cablevision Systems Corp.	50,000	$1,297,500
Telewest Global, Inc.(5)	530,037	9,826,886
		$11,124,386
Business Services-Miscellaneous - 0.1%
R.H. Donelley Corp.(5)	40,000	$2,278,000
		$2,278,000
Lodging and Gaming - 0.2%
Kerzner International, Ltd.(5)	50,000	$2,754,500
Peninsula Gaming LLC, Convertible Preferred Membership Interests(5)(6)	6,338	38,027
		$2,792,527

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Security	Shares	Value
Wireless Communication Services - 0.8%
Crown Castle International Corp.(5)	54,061	$869,842
IWO Holdings, Inc.(5)	175,000	6,300,000
NTL, Inc.(5)	96,547	6,177,077
		$13,346,919
Total Common Stocks (identified cost $23,261,646)		$29,541,832
Convertible Preferred Stocks - 0.9%
Security	Shares	Value
Energy Services - 0.1%
NRG Energy, Inc.(3)	1,255	$1,224,566
		$1,224,566
Oil and Gas-Equipment and Services - 0.3%
Chesapeake Energy Corp.	13,925	$1,810,250
Williams Holdings of Delaware(3)	51,125	4,332,844
		$6,143,094
Wireless Communication Services - 0.5%
Crown Castle International Corp., (PIK)	174,523	$8,442,549
		$8,442,549
Total Convertible Preferred Stocks (identified cost $13,277,688)		$15,810,209
Warrants - 0.1%
Security	Shares	Value
Exercise Equipment - 0.0%
HF Holdings, Inc., Exp. 9/27/09(4)(5)	3,400	$0
		$0
Manufacturing - 0.0%
Mueller Holdings, Inc., Exp. 4/15/14(3)(5)	3,070	$246,368
		$246,368
Printing and Business Products - 0.0%
Merrill Corp., Class A, Exp. 1/1/10(4)(5)	3,182	$0
		$0

Security	Shares	Value
Restaurants - 0.0%
New World Coffee, Exp. 6/15/06(5)(6)	845	$9
		$9
Semiconductors - 0.0%
Asat Finance, Exp. 11/1/06(3)(4)(5)	3,900	$2,028
		$2,028
Transportation - 0.0%
Quality Distribution, Inc., Exp.1/15/07(4)(5)	817	$9,722
		$9,722
Wireless Communication Services - 0.1%
American Tower Corp., Exp. 8/1/08(3)(5)	4,825	$1,174,902
Ono Finance PLC, Exp. 3/16/11(3)(4)(5)	2,520	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	3,440	0
Ono Finance PLC, Exp. 5/31/09(4)(5)	1,200	0
		$1,174,902
Total Warrants (identified cost $654,314)		$1,433,029
Commercial Paper - 3.0%
Security	Principal Amount (000's omitted)	Value
General Electric Capital Corp., 2.94%, 5/2/05	$51,047	$51,042,831
Total Commercial Paper (at amortized cost, $51,042,831)		$51,042,831
Short-Term Investments - 0.1%
Security	Principal Amount (000's omitted)	Value
Investors Bank and Trust Company Time Deposit, 2.96%, 5/2/05	$2,000	$2,000,000
Total Short-Term Investments (at amortized cost, $2,000,000)		$2,000,000

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D

Value
Total Investments - 97.7% (identified cost $1,608,817,562)	$1,645,049,311
Other Assets, Less Liabilities - 2.3%	$38,068,362
Net Assets - 100.0%	$1,683,117,673

EUR - Euro

PIK - Payment In Kind.

(1)  Senior floating-rate interests often require prepayments from excess cash flows or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the senior floating-rate interests will have an expected average life of approximately two to three years. The stated interest rate represents the weighted average interest rate of all contracts within the senior loan facility. Senior Loans typically have rates of interest which are redetermined either daily, monthly, quarterly or semi-annually by reference to a base lending rate, plus a premium. These base lending rates are primarily the London-Interbank Offered Rate ("LIBOR"), and secondarily the prime rate offered by one or more major United States banks (the "Prime Rate") and the certificate of deposit ("CD") rate or other base lending rates used by commercial lenders.

(2)  Defaulted security.

(3)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2005, the aggregate value of the securities is $402,815,453 or 23.9% of the Portfolio's net assets.

(4)  Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

(5)  Non-income producing security.

(6)  Restricted security.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities

As of April 30, 2005

Assets
Investments, at value (identified cost, $1,608,817,562)	$1,645,049,311
Cash	10,655,022
Receivable for investments sold	13,513,120
Interest and dividends receivable	35,406,703
Receivable for open forward foreign currency contracts	25,260
Total assets	$1,704,649,416
Liabilities
Payable for investments purchased	$21,432,729
Payable to affiliate for Trustees' fees	1,837
Accrued expenses	97,177
Total liabilities	$21,531,743
Net Assets applicable to investors' interest in Portfolio	$1,683,117,673
Sources of Net Assets
Net proceeds from capital contributions and withdrawals	$1,646,857,288
Net unrealized appreciation (computed on the basis of identified cost)	36,260,385
Total	$1,683,117,673

Statement of Operations

For the Six Months Ended
April 30, 2005

Investment Income
Interest	$70,991,402
Dividends	120,430
Other income	404,392
Total investment income	$71,516,224
Expenses
Investment adviser fee	$5,551,907
Trustees' fees and expenses	11,025
Custodian fee	200,665
Legal and accounting services	53,105
Miscellaneous	119
Total expenses	$5,816,821
Deduct - Reduction of custodian fee	$623
Reduction of investment adviser fee	6,769
Total expense reductions	$7,392
Net expenses	$5,809,429
Net investment income	$65,706,795
Realized and Unrealized Gain (Loss)
Net realized gain (loss) - Investment transactions (identified cost basis)	$15,401,682
Foreign currency and forward foreign currency exchange contract transactions	(194,843)
Net realized gain	$15,206,839
Change in unrealized appreciation (depreciation) - Investments (identified cost basis)	$(57,529,848)
Foreign currency and forward foreign currency exchange contracts	25,209
Net change in unrealized appreciation (depreciation)	$(57,504,639)
Net realized and unrealized loss	$(42,297,800)
Net increase in net assets from operations	$23,408,995

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended April 30, 2005 (Unaudited)	Period Ended October 31, 2004(1)	Year Ended September 30, 2004
From operations - Net investment income	$65,706,795	$10,484,761	$130,329,266
Net realized gain from investments, foreign currency and foreign currency exchange contract transactions	15,206,839	3,695,397	20,024,115
Net change in unrealized appreciation (depreciation) from investments, foreign currency and foreign currency exchange contracts	(57,504,639)	17,905,736	38,474,436
Net increase in net assets from operations	$23,408,995	$32,085,894	$188,827,817
Capital transactions - Contributions	$295,446,588	$48,178,058	$651,850,288
Withdrawals	(355,169,343)	(30,086,451)	(539,410,862)
Net increase (decrease) in net assets from capital transactions	$(59,722,755)	$18,091,607	$112,439,426
Net increase (decrease) in net assets	$(36,313,760)	$50,177,501	$301,267,243
Net Assets
At beginning of period	$1,719,431,433	$1,669,253,932	$1,367,986,689
At end of period	$1,683,117,673	$1,719,431,433	$1,669,253,932

(1)  For the one month ended October 31, 2004.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

FINANCIAL STATEMENTS CONT'D

Supplementary Data

	Six Months Ended		Period Ended
	April 30, 2005		October 31,		Year Ended September 30,
	(Unaudited)		2004(1)		2004	2003	2002(2)	2001(3)
Ratios/Supplemental Data
Ratios (As a percentage of average daily net assets):
Expenses	0.65	%(4)(6)	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Expenses after custodian fee reduction	0.65	%(4)(6)	0.66	%(4)	0.66%	0.66%	0.68%	0.69	%(4)
Net investment income	7.46	%(4)(6)	7.29	%(4)	8.29%	9.51%	9.91%	10.38	%(4)
Portfolio Turnover	34%		5%		79%	116%	91%	16%
Total Return(5)	1.30%		1.82%		13.28%	26.96%	2.09%	-
Net assets, end of period (000's omitted)	$1,683,118		$1,719,431		$1,669,254	$1,367,987	$796,712	$752,620

(1)  For the one month period ended October 31, 2004. The Portfolio changed its fiscal year end from September 30 to October 31.

(2)  The Portfolio adopted the provisions of the revised AICPA Audit and Accounting Guide for Investment Companies and changed its methodology for accreting market discount for certain securities. It also began amortizing premiums on fixed-income securities using the interest method of amortization. Prior to October 1, 2001, the Portfolio did not amortize market premiums on fixed-income securities. The effect of these changes for the year ended September 30, 2002 was to decrease the ratio of net investment income to average net assets from 10.12% to 9.91%.

(3)  For the period from the start of business, July 23, 2001, to September 30, 2001.

(4)  Annualized.

(5)  Total return is required to be disclosed for fiscal years beginning after December 15, 2000.

(6)  The operating expenses of the Portfolio reflect reductions of the investment adviser fee. Had such actions not been taken, the ratios and net investment income per share would have been the same.

See notes to financial statements

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited)

1  Significant Accounting Policies

Boston Income Portfolio (the Portfolio) is registered under the Investment Company Act of 1940, as amended, as an open-end investment company. The Portfolio, which was organized as a trust under the laws of the state of New York on March 13, 2001, has as its objective to provide as much current income as possible. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At April 30, 2005, the Eaton Vance Income Fund of Boston and Eaton Vance Diversified Income Fund held an approximate 98.5% and 1.5% interest in the Portfolio, respectively. The following is a summary of significant accounting policies consistently followed by the Portfolio in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America.

A  Investment Valuation - Investments listed on securities exchanges or NASDAQ are valued at closing sale prices. Listed or unlisted investments for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Fixed income investments and senior floating-rate loan interests (other than short-term obligations), including listed investments and investments for which quotations are available, will normally be valued on the basis of market valuations furnished by a pricing service. Short-term obligations, maturing in sixty days or less, are valued at amortized cost, which approximates value. Investments for which there is no quotation or valuation are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

B  Income - Interest income is determined on the basis of interest accrued, adjusted for amortization of premium and accretion of discount. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities.

C  Income Taxes - The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate at least annually among its investors each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit.

D  Foreign Currency Translation - Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

E  Forward Foreign Currency Exchange Contracts - The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed.

F  Expense Reduction - Investors Bank & Trust Company (IBT) serves as custodian of the Portfolio. Pursuant to the custodian agreement, IBT receives a fee reduced by credits which are determined based on the average daily cash balances the Portfolio maintains with IBT. All credit balances used to reduce the Portfolio's custodian fees are reported as a reduction of expenses on the Statement of Operations. For the six months ended April 30, 2005 the Portfolio's custodian fee was reduced by $623 as a result of this arrangement.

G  Use of Estimates - The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

H  Indemnifications - Under the Portfolio's organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Interestholders in the Portfolio are jointly and severally liable for the liabilities and obligations of the Portfolio in the event that the Portfolio fails to satisfy such liabilities and obligations; provided, however, that, to the extent assets are available in the Portfolio, the Portfolio may, under certain circumstances, indemnify interestholders from and against any claim or liability to which such holder may become subject by reason of being or having been an interestholder in the Portfolio. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.

I  Other - Investment transactions are accounted for on the date the investments are purchased or sold. Gains and losses on securities are determined on the basis of identified cost.

J  Interim Financial Statements - The interim financial statements relating to April 30, 2005 and for the six months then ended have not been audited by an Independent Registered Public Accounting Firm, but in the opinion of the Portfolio's management reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by Boston Management and Research (BMR), a wholly-owned subsidiary of Eaton Vance Management (EVM), as compensation for management and investment advisory services rendered to the Portfolio. BMR receives a monthly advisory fee in the amount of 5/96th of 1% (equal to 0.625% annually) of average daily net assets of the Portfolio. For the six months ended April 30, 2005 the advisory fee amounted to $5,551,907. Effective March 28, 2005, BMR agreed to a fee reduction, such agreement being memorialized in a Fee Reduction Agreement between BMR and the Portfolio. On assets of $1.5 billion or more, BMR agreed to reduce its annual fee rate as follows: 0.60% of average net assets of $1.5 billion but less than $2 billion and 0.575% of average net assets of $2 billion or more. Pursuant to such contractual agreement, BMR reduced its fee in the amount of $5,288 for the six months ended April 30, 2005. BMR has also agreed to reduce the investment adviser fee by an amount equal to that portion of commissions paid to broker dealers in execution of portfolio transactions attributed to the Portfolio that is consideration for third-party research services. For the six months ended April 30, 2005, BMR waived $1,481 of its advisory fee. Except as to Trustees of the Portfolio who are not members of EVM's or BMR's organization, officers and Trustees receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with BMR may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended April 30, 2005 no significant amounts have been deferred.

Certain officers and Trustees of the Portfolio are officers of the above organizations.

3  Investment Transactions

The Portfolio invests primarily in debt securities. The ability of the issuers of the debt securities held by the Portfolio to meet their obligations may be affected by economic developments in a specific industry. Purchases and sales of investments, other than U.S. Government securities and short-term obligations, aggregated $620,672,022 and $564,049,357, respectively, for the six months ended April 30, 2005.

4  Federal Income Tax Basis of Unrealized Appreciation (Depreciation)

The cost and unrealized appreciation (depreciation) in value of the investments owned at April 30, 2005, as computed on a federal income tax basis, were as follows:

Aggregate cost	$1,613,166,885
Gross unrealized appreciation	$68,565,100
Gross unrealized depreciation	(36,682,674)
Net unrealized appreciation	$31,882,426

The net unrealized appreciation on foreign currency is $28,636.

Boston Income Portfolio as of April 30, 2005

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

5  Financial Instruments

The Portfolio may trade in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, forward foreign currency exchange contracts and financial futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes.

The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. A summary of obligations under these financial instruments at April 30, 2005 is as follows:

Forward Foreign Currency Exchange Contracts
Sales
Settlement Date	Deliver	In Exchange For	Net Unrealized Appreciation
5/31/05	Euro 7,489,669	United States Dollars 9,701,219	$25,260
		$9,701,219	$25,260

At April 30, 2005, the Portfolio had sufficient cash and/or securities to cover commitments under these contracts.

6  Line of Credit

The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a $150 million unsecured line of credit agreement with a group of banks. Borrowings will be made by the Portfolio solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each participating portfolio or fund based on its borrowings at an amount above either the Eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.10% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio did not have any significant borrowings or allocated fees during the six months ended April 30, 2005.

7  Restricted Securities

At April 30, 2005, the Portfolio owned the following securities (representing less than 0.01% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

Description	Date of Acquisition	Shares	Cost	Fair Value
Common Stocks and Warrants
Peninsula Gaming LLC, Convertible Preferred Membership Interests	7/08/99	6,338	$0	$38,027
New World Coffee, Exp. 6/15/06	1/06/03 - 5/13/03	845	0	9
			$0	$38,036

8  Fiscal Year End Change

Effective October 15, 2004, the Portfolio changed its fiscal year end to October 31, 2004.

9  Interestholder Meeting

The Portfolio held a Special Meeting of Interestholders on April 29, 2005 to elect Trustees. The results of the vote were as follows:

	Interest in the Portfolio
Nominee for Trustee	Affirmative	Withhold
Benjamin C. Esty	99%	1%
James B. Hawkes	99%	1%
Samuel L. Hayes, III	99%	1%
William H. Park	99%	1%
Ronald A. Pearlman	99%	1%
Norton H. Reamer	99%	1%
Lynn A. Stout	99%	1%
Ralph F. Verni	99%	1%

Results are rounded to the nearest whole number.

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT

The investment advisory agreement between Boston Income Portfolio (the "Portfolio") and the investment adviser, Boston Management and Research, provides that the advisory agreement will continue in effect from year to year so long as its continuance is approved at least annually (i) by a vote of a majority of the noninterested Trustees of the Portfolio cast in person at a meeting called for the purpose of voting on such approval and (ii) by the Trustees of the Portfolio or by vote of a majority of the outstanding interests of the Portfolio.

In considering the annual approval of the investment advisory agreement between the Portfolio and the investment adviser, the Special Committee of the Board of Trustees considered information that had been provided throughout the year at regular Board meetings, as well as information furnished to the Special Committee for a series of meetings held in February and March in preparation for a Board meeting held on March 21, 2005 to specifically consider the renewal of the investment advisory agreement. Such information included, among other things, the following:

•  An independent report comparing the advisory fees of the Portfolio with those of comparable funds;

•  An independent report comparing the expense ratio of Income Fund of Boston (the "Fund") to those of comparable funds;

•  Information regarding Fund investment performance in comparison to a relevant peer group of funds and appropriate indices;

•  The economic outlook and the general investment outlook in relevant investment markets;

•  Eaton Vance Management's ("Eaton Vance") results and financial condition and the overall organization of the investment adviser;

•  The procedures and processes used to determine the fair value of Fund assets and actions taken to monitor and test the effectiveness of such procedures and processes;

•  Eaton Vance's management of the relationship with the custodian, subcustodians and fund accountants;

•  The resources devoted to compliance efforts undertaken by Eaton Vance on behalf of the funds it manages and the record of compliance with the investment policies and restrictions and with policies on personal securities transactions;

•  The quality, nature, cost and character of the administrative and other non-investment management services provided by Eaton Vance and its affiliates; and

•  The terms of the advisory agreement and the reasonableness and appropriateness of the particular fee paid by the Portfolio for the services described therein.

The Special Committee also considered the investment adviser's portfolio management capabilities, including information relating to the education, experience and number of investment professionals and other personnel who provide services under the investment advisory agreement. Specifically, the Special Committee considered the investment adviser's high-yield portfolio management team, including portfolio managers who perform their own investment and credit analysis and analysts who evaluate issuers' financial resources, operating history and sensitivity to economic conditions. The Special Committee noted the benefits to the Portfolio of the investment adviser's extensive in-house research capabilities. The Special Committee also took into account the time and attention to be devoted by senior management to the Portfolio and the other funds in the complex. The Special Committee evaluated the level of skill required to manage the Portfolio and concluded that the human resources available at the investment adviser were appropriate to fulfill effectively its duties on behalf of the Portfolio.

In its review of comparative information with respect to the Fund's investment performance, the Special Committee concluded that the Fund has performed within a range that the Special Committee deemed competitive. With respect to its review of investment advisory fees, the Special Committee concluded that the fees paid by the Fund are within the range of those paid by comparable funds within the mutual fund industry. In reviewing the information regarding the expense ratio of the Fund, the Special Committee concluded that the Fund's expense ratio is within a range that is competitive with comparable funds.

In addition to the factors mentioned above, the Special Committee reviewed the level of the investment adviser's profits in providing investment management services for the Portfolio and for all Eaton Vance funds as a group. The Special Committee also considered the other benefits realized by Eaton Vance and its affiliates in connection with providing administration sources for the Fund and for all Eaton Vance Funds as a group. In addition, the Special Committee considered the fiduciary duty assumed by the investment adviser in connection with the services rendered to the Portfolio and Fund and the business reputation of the investment adviser and its financial resources. The Trustees concluded that in light of the services rendered, the profits realized by the investment adviser are not

Eaton Vance Income Fund of Boston

BOARD OF TRUSTEES' ANNUAL APPROVAL OF THE INVESTMENT ADVISORY AGREEMENT CONT'D

unreasonable. The Special Committee also considered the extent to which the investment adviser appears to be realizing benefits from economies of scale in providing services to the Portfolio, noting that the assets of the Portfolio increased materially in 2004. The Special Committee requested, and the investment adviser agreed to implement, advisory fee breakpoints. The Special Committee concluded that the fee breakpoints will allow for an equitable sharing of the benefits of economies of scale, when realized, with the Portfolio and shareholders of the Fund.

The Special Committee did not consider any single factor as controlling in determining whether or not to renew the investment advisory agreement. Nor are the items described herein all the matters considered by the Special Committee. In assessing the information provided by Eaton Vance and its affiliates, the Special Committee also took into consideration the benefits to shareholders of investing in a fund that is a part of a large family of funds which provides a large variety of shareholder services.

Based on its consideration of the foregoing factors and conclusions, and such other factors and conclusions as it deemed relevant, and assisted by independent counsel, the Special Committee concluded that the renewal of the investment advisory agreement, including the fee structure (described herein), is in the interests of shareholders.

Eaton Vance Income Fund of Boston

INVESTMENT MANAGEMENT

Eaton Vance Income Fund of Boston

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Cliff Quisenberry, Jr. Vice President James L. O'Connor Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

Boston Income Portfolio

Officers Michael W. Weilheimer President Thomas P. Huggins Vice President Barbara E. Campbell Treasurer Alan R. Dynner Secretary Paul M. O'Neil Chief Compliance Officer	Trustees Benjamin C. Esty James B. Hawkes Samuel L. Hayes, III William H. Park Ronald A. Pearlman Norton H. Reamer Lynn A. Stout Ralph F. Verni

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Investment Adviser of Boston Income Portfolio
Boston Management and Research

The Eaton Vance Building
255 State Street
Boston, MA 02109

Principal Underwriter
Eaton Vance Distributors, Inc.

The Eaton Vance Building
255 State Street
Boston, MA 02109
(617) 482-8260

Custodian
Investors Bank & Trust Company

200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.

Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 262-1122

Eaton Vance Income Fund of Boston
The Eaton Vance Building
255 State Street
Boston, MA 02109

This report must be preceded or accompanied by a current prospectus. Before investing, investors should consider carefully the Fund's investment objective(s), risks, and charges and expenses. The Fund's current prospectus contains this and other information about the Fund and is available through your financial advisor. Please read the prospectus carefully before you invest or send money. For further information please call 1-800-225-6265.

443-6/05  IBSRC

Item 2. Code of Ethics

The registrant has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer.  The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122.

Item 3. Audit Committee Financial Expert

The registrant’s Board has designated William H. Park, Samuel L. Hayes, III and Norton H. Reamer, each an independent trustee, as its audit committee financial experts.  Mr. Park is a certified public accountant who is the President and Chief Executive Officer of Prizm Capital Management, LLC (investment management firm).  Previously, he served as Executive Vice President and Chief Financial Officer of United Asset Management Corporation (“UAM”) (a holding company owning institutional investment management firms).  Mr. Hayes is the Jacob H. Schiff Professor of Investment Banking Emeritus of the Harvard University Graduate School of Business Administration.  Mr. Reamer is the President, Chief Executive Officer and a Director of Asset Management Finance Corp. (a specialty finance company serving the investment management industry) and is President of Unicorn Corporation (an investment and financial advisory services company).  Formerly, Mr. Reamer was Chairman of Hellman, Jordan Management Co., Inc. (an investment management company) and Advisory Director of Berkshire Capital Corporation (an investment banking firm), Chairman of the Board of UAM and Chairman, President and Director of the UAM Funds (mutual funds).

Item 4. Principal Accountant Fees and Services

Not required in this filing

Item 5.  Audit Committee of Listed registrants

Not required in this filing.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not required in this filing.

Item 9. Submission of Matters to a Vote of Security Holders.

Effective February 7, 2005, the Governance Committee of the Board of Trustees revised the procedures by which a Fund’s shareholders may recommend nominees to the registrant’s Board of Trustees to add the following (highlighted):

The Governance Committee shall, when identifying candidates for the position of Independent Trustee, consider any such candidate recommended by a shareholder of a Fund if such recommendation contains (i)sufficient background information concerning the candidate, including evidence the candidate is willing to serve as an Independent Trustee if selected for the position; and (ii) is received in a sufficiently timely manner (and in any event no later than the date specified for receipt of shareholder proposals in any applicable proxy statement with respect to a Fund).  Shareholders shall be directed to address any such recommendations in writing to the attention of the Governance Committee, c/o the Secretary of the Fund. The Secretary shall retain copies of any shareholder recommendations which meet the foregoing requirements for a period of not more than 12 months following receipt. The Secretary shall have no obligation to acknowledge receipt of any shareholder recommendations

Item 10. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 11. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).
(a)(2)(i)	Treasurer’s Section 302 certification.
(a)(2)(ii)	President’s Section 302 certification.
(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Series Trust II

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/James L. O’Connor
James L. O’Connor
Treasurer

Date:	June 21, 2005

By:	/s/Michael W. Weilheimer
Michael W. Weilheimer
President

Date:	June 21, 2005